UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  28-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     /s/ Gregory S. Rubin     New York, NY     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $97,119 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     4498   189378 SH       SOLE                   189378        0        0
CBS CORP NEW                   CL B             124857202     2040   169333 SH       SOLE                   169333        0        0
EXCO RESOURCES INC             COM              269279402     5607   300000 SH       SOLE                   300000        0        0
LAMAR ADVERTISING CO           NOTE 2.875%12/3  512815AH4     1990  2000000 PRN      SOLE                  2000000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     1340   963764 SH       SOLE                   963764        0        0
RSC HOLDINGS INC               COM              74972L102    12634  1737765 SH       OTHER                       0  1737765        0
SPDR TR                        UNIT SER 1       78462F103    27717   262500 SH  PUT  SOLE                   262500        0        0
WYETH                          COM              983024100    41293   850000 SH       SOLE                   850000        0        0